Unaudited Interim Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUE:
Revenue (Note 3)	$ 68,431	$ 39,476
EXPENSES:
Voyage expenses	3,720	2,628
Vessel operating expenses	15,822	9,037
Depreciation and amortization of deferred charges (Note 6)	12,273	6,475
General and administrative expenses (Notes 4, 8 and 9)	4,426	3,856
Gain on vessel's sale (Note 6)	0	(19,456)
Provision for credit losses (Note 3)	0	27
Foreign currency (gains) / losses	(62)	69
Operating income	32,252	36,840
OTHER INCOME / (EXPENSES)
Interest and finance costs (Notes 5 and 7)	(11,631)	(78)
Interest income	1,504	1,737
Changes in fair value of warrants' liability (Note 9)	6	2
Total other income / (expenses), net	(10,121)	1,661
Net income	22,131	38,501
Deemed contribution from preferred stockholders in relation to the redemption of Series B preferred shares (Notes 9 and 10)	2,436	0
Dividends on preferred stock (Note 10)	(915)	(915)
Net income attributable to common stockholders	$ 23,652	$ 37,586
Earnings per common share, basic (Note 10) (in dollars per share)	$ 1.9	$ 3.02
Earnings per common share, diluted (Note 10) (in dollars per share)	$ 0.63	$ 1
Weighted average number of common shares, basic (Note 10) (in shares)	12,432,158	12,432,158
Weighted average number of common shares, diluted (Note 10) (in shares)	39,096,650	38,667,584